Transactions with Related Parties - CEO & Members of BoD (Details) - USD ($) $ in Thousands	5 Months Ended
	Jun. 08, 2015	Jun. 30, 2017
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues	28,571,428
Chairman, President and Chief Executive Officer
Related Party Transaction [Line Items]
Sale Of Stock Consideration Received Per Transaction	$ 10,000
Stock Issued During Period Shares New Issues	1,428,571
Percentage Of Shareholder		9.00%